Client Name:
Client Project Name:	SEMT 2026-13
Start - End Dates:	5/19/2026 - 9/23/2026
Deal Loan Count:	380

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Terms/Guidelines	CRDTER4238	Business entity does not meet guidelines	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	3
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	2
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more XXX borrowers	1
Credit	Re-Verifications	CRDRVRFC1821	Undisclosed non-arm's length transaction revealed through independent re-verification	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	3
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Appraisal	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - XXX Form Used in Refinance With Original Creditor	3
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in XXX days of application	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	5
Compliance	Compliance Manual	CMPMAN2990	1003 - Final Application is not Accurate	1
Total				40

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